Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss)
Revenue	€ 60,836	€ 90,246	€ 95,058
Cost of sales	(48,791)	(63,849)	(61,721)
Gross profit	12,044	26,397	33,337
Selling expenses	(12,895)	(12,577)	(11,369)
General administration expenses	(11,792)	(12,538)	(6,973)
Research and development	(3,974)	(5,148)	(4,818)
Other income	9,018	15,985	3,375
Other expenses	(2,564)	(2,620)	(2,988)
Listing expenses	(71,630)
(Impairment) / Reversal on impairment on financial assets	20	22,696	3,091
Operating profit (loss)	(81,772)	32,195	13,654
Finance income	1,888	19,685	5,758
Finance expenses	(5,712)	(10,091)	(17,746)
Financial result	(3,824)	9,594	(11,988)
Share of profit (loss) in from equity method		(1,057)
Income (loss) before income tax	(85,596)	40,732	1,667
Income tax benefit (expense)	1,492	(2,778)	1,924
Net income (loss) for the period	(84,104)	37,954	3,591
Other comprehensive income (loss) that may be reclassified to profit or loss	389	(1,625)	(503)
Exchange differences on translation of foreign business units	389	(1,625)	(503)
Items that will not be subsequently reclassified to profit or loss	(31)	18	213
Remeasurement of defined pension benefit obligation	(44)	25	300
Income tax on remeasurement of defined pension benefit obligation	13	(7)	(88)
Other comprehensive income (loss)	358	(1,607)	(290)
Total consolidated comprehensive income (loss) for the reporting period	(83,746)	36,346	3,301
Net income (loss) attributable to
Owners of SCHMID	(84,111)	36,868	1,550
Non-controlling interests	7	1,086	2,041
Total consolidated comprehensive income (loss) attributable to
Owners of SCHMID	(83,811)	35,669	1,456
Non-controlling interests	€ 65	€ 677	€ 1,845
Earnings per share for profit / (loss) from continuing operations attributable to the ordinary equity holders of the company:
Basic earnings per share (in dollars)	€ (2.41)	€ 1.28	€ 0.05
Diluted earnings per share (in dollars)	€ (2.41)	€ 1.28	€ 0.05